Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 1,471,114	$ 1,356,778
Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,445,897	1,320,970
Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	16,062	23,970
Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,155	11,838
Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Residential 1-4 Family [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	349,631	350,758
Residential 1-4 Family [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	340,019	339,529
Residential 1-4 Family [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	6,957	7,681
Residential 1-4 Family [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2,655	3,548
Residential 1-4 Family [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	49,564	31,242
Multifamily [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	49,564	31,242
Multifamily [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial Real Estate [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	625,623	564,965
Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	612,318	545,301
Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	8,227	13,313
Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,078	6,351
Commercial Real Estate [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Construction [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	275,319	245,830
Construction [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	274,926	243,416
Construction [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	277	2,362
Construction [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	116	52
Construction [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Farmland [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	32,114	30,236
Farmland [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	30,933	29,260
Farmland [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	200	57
Farmland [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	981	919
Farmland [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Second Mortgages [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	7,551	9,026
Second Mortgages [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	7,097	8,007
Second Mortgages [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	353	347
Second Mortgages [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	101	672
Second Mortgages [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Equity Lines of Credit [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	46,506	41,496
Equity Lines of Credit [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	46,361	41,274
Equity Lines of Credit [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	176
Equity Lines of Credit [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	145	46
Equity Lines of Credit [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Mortgage and Commercial Loans [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	30,537	30,000
Mortgage and Commercial Loans [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	30,525	29,893
Mortgage and Commercial Loans [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	10	18
Mortgage and Commercial Loans [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2	89
Mortgage and Commercial Loans [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Agricultural, Installment and Other [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,269	53,225
Agricultural, Installment and Other [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,154	53,048
Agricultural, Installment and Other [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	38	16
Agricultural, Installment and Other [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	77	161
Agricultural, Installment and Other [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 0	$ 0